UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      May 31

Date of reporting period:     May 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Preferred Income Fund III

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 13

Trustees & officers
page 29

For more information
page 33


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high level
of current income,
consistent with
preservation of
capital. The Fund's
secondary objective
is to provide growth
of capital to the
extent consistent
with its primary
objective. The Fund
seeks to achieve its
objective by invest-
ing in a diversified
portfolio of securi-
ties that, in the
opinion of the
Adviser, may be
undervalued relative
to similar securities
in the marketplace.
Under normal mar-
ket conditions, the
Fund invests at least
80% of its assets
in preferred
stocks and other
preferred securities.

Over the last twelve months

* Preferred stocks posted strong gains, overcoming scattered bouts of weakness during the year.

* The Fund outpaced its peer group due to favorable security selection.

* High-quality, tax-advantaged preferred stocks and convertible securities aided performance.

[Bar chart with heading "John Hancock Preferred Income Fund III." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 6% with 0% at the bottom and 18% at the top. The first bar represents the Fund's 16.28% net asset value and the second bar represents the Fund's 8.22% market value. A note below the chart reads "The total returns for the Fund are with all distributions reinvested. The performance data contained within this material represents past performance, which does not guarantee future results."]

Top 10 issuers

 3.1%   Nexen, Inc.
 3.0%   ING Groep N.V.
 2.4%   TXU Corp.
 2.3%   Lloyds TSB Bank Plc
 2.3%   JPMorgan Chase Capital XI
 2.1%   Royal Bank of Scotland Group Plc
 2.0%   DTE Energy Co.
 2.0%   Duke Realty Corp.
 2.0%   Southwest Gas Capital II
 1.9%   Public Storage, Inc.

As a percentage of net assets plus the value of preferred shares on May 31, 2005.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Preferred Income Fund III

Preferred stocks -- which are the primary emphasis of John Hancock Preferred Income Fund III -- posted strong gains for the 12-month period ended May 31, 2005, overcoming scattered bouts of weakness during the year. Preferreds began the period on somewhat rocky footing when the Federal Reserve Board began to raise interest rates, triggering a late-spring Treasury market sell-off and putting pressure on preferred stock prices. Because preferreds make fixed payments in the form of dividends, their prices tend to follow those of U.S. Treasury securities. Despite evidence of a strengthening economy and additional short-term interest rate hikes by the Federal Reserve Board, preferred stock prices generally moved higher throughout the remainder of 2004, mirroring a somewhat positive tone in the U.S. Treasury market. That rally was based on investors' confidence that even though the Fed might continue to raise rates, those rate hikes would be small and measured given the potential for record high oil prices and higher interest rates themselves to dampen economic growth. Preferred stocks were further boosted by the combination of constrained supply and strong demand. Supply was muted, as fewer companies issued new preferred securities, while others bought back their outstanding shares. Demand was fueled by investors' appetite for yield, particularly in light of the fact that changes in the tax code in 2003 helped to make ownership of certain dividend-yielding stocks more attractive.

"Preferred stocks...posted strong
 gains during the 12-month
 period ended May 31, 2005..."

Performance

For the 12 months ended May 31, 2005, John Hancock Preferred Income Fund III returned 16.28% at net asset value and 8.22% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. By comparison, the average income and preferred stock closed-end fund returned 15.18% at net asset value, according to Lipper, Inc. In the same 12-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 37.05%, and the broader stock market, as measured by the Standard & Poor's 500 Index, gained 8.24%. The Fund's outperformance of its peers stemmed primarily from advantageous security selection.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

Leaders: Tax-advantaged preferreds

As a group, tax-advantaged preferreds outpaced the preferred market overall in response to hopes that the 2003 tax reform bill would be made permanent. That, coupled with strong fundamental performance, helped boost the prices in holdings such as ABN AMRO and Southern Union, the latter of which further benefited from expectations that the company's credit rating would be upgraded. On the flip side, our holdings in the bonds and preferred stock of Ford Motor Company and General Motors proved disappointing throughout the period as both struggled amid flagging demand for their cars and worries that their credit ratings would be cut to below investment grade, which occurred in the final weeks of the period. Despite their recent travails, we continue to hold onto our GM and Ford holdings because we like their attractive yields and we believe that the companies are taking some positive steps toward addressing their problems, such as cutting costs and reducing production.

"...tax-advantaged preferreds
 outpaced the preferred market
 overall..."

Convertible securities and oil and gas holdings

Some of our convertible preferred stock holdings, which will be converted into common stocks at a set date, also were standouts. One of our best performers in the group was ONEOK, a diversified energy company involved in oil and gas production, natural gas processing, gathering, storage and transmission in the mid-continent areas of the United States. It continued to reap the benefits of a well-executed business strategy and its ability to pass on price increases in the wake of higher commodities prices.

Another winner was Public Service Enterprise Group, which was boosted largely by its being acquired by Exelon Corp.

[Table at top left-hand side of page entitled "Industry distribution 1." The first listing is Electric utilities 21%, the second is Multi-utilities & unregulated power 12%, the third is Diversified banks 11%, the fourth is Investment banking & brokerage 10%, the fifth is Other diversified financial services 10%, the sixth is Real estate investment trusts 5%, the seventh is Gas utilities 4%, the eighth is Oil and gas exploration & production 4%, the ninth is Integrated telecommunication services 3%, the tenth is Multi-line insurance 3%, the eleventh is Automobile manufacturers 3% and the twelfth is All others 12%.]

High energy prices continued to stoke better fundamentals and higher prices for our holdings in oil and natural gas producers during the period. Our preferred stock holdings in Nexen Inc., Anadarko Petroleum, Apache Corp. and Devon Energy performed well as energy prices soared.

A word about dividends

In keeping with our approach of only paying income earned, the Fund's dividend was reduced twice during the year. These measures were necessary because a number of high-yielding preferred securities in the Fund's portfolio were refinanced or called, forcing us to reinvest the proceeds at lower yields. Rising short-term interest rates have increased our borrowing costs, putting added pressure on the Fund's dividend. With the two cuts, the new monthly dividend rate as of June 1, 2005 was $0.148 which equates to an annualized yield of 7.99% based on the Fund's closing market prices as of June 1, 2005. The yield represented by the new dividend level remains attractive relative to other predominantly investment-grade income oriented, leveraged closed-end funds.

[Pie chart at middle of page with heading "Portfolio diversification 1." The chart is divided into five sections (from top to left): Preferred stocks 81%, Capital preferred securities 8%, Corporate bonds 7%, Short-term investments & other 2% and Common stocks 2%.]

Outlook

In our view, the Fed probably hasn't yet reached the end of its campaign to raise short-term interest rates to cool economic growth and potential inflationary pressures. This could pose periodic short-term challenges for dividend-producing securities. Over the longer term, however, we're more upbeat, especially given the fact that we believe a good portion, if not all, of future interest rate hikes already have been factored into preferred and utility common stock prices. Furthermore, there are already some tangible signs that economic growth has cooled as rates have moved higher. Still-high oil prices will also probably act as a drag on economic growth, most likely by reducing consumers' disposable income and raising corporate America's cost of doing business. Economic weakness in Japan and Europe could also act as a drag on the U.S. economy by limiting U.S. companies' ability to export goods and services to those regions. We believe that a slower-growth, low-inflationary environment will provide a favorable backdrop for both preferred and common stocks. That, coupled with what we believe will continue to be a favorable supply and demand backdrop, could benefit many dividend-paying securities in the months to come.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is ABN AMRO followed by an up arrow with the phrase "Strong investor demand for tax-advantage preferreds helps boost price." The second listing is Anadarko Petroleum followed by an up arrow with the phrase "High energy prices fuel gains." The third listing is General Motors followed by a down arrow with the phrase "Company's credit quality downgraded."]

"We believe that a slower-growth,
 low-inflationary environment will
 provide a favorable backdrop for
 both preferred and common stocks."

This commentary reflects the views of the team through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on May 31, 2005.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)            Value
Bonds 10.19%                                                                                                       $76,316,438
(Cost $73,439,054)

Automobile Manufacturers 0.31%                                                                                       2,303,927
Ford Motor Co.,
Note                                                            7.450%     07-16-31      BBB-          $2,755        2,303,927

Consumer Finance 0.33%                                                                                               2,509,566
General Motors Acceptance Corp.,
Bond                                                            8.000      11-01-31      BBB-           3,000        2,509,566

Electric Utilities 5.66%                                                                                            42,360,231
Black Hills Corp.,
Note                                                            6.500      05-15-13      BBB-          15,000       15,756,780
DPL, Inc.,
Sr Note                                                         6.875      09-01-11      B+             7,000        7,490,000
Entergy Gulf States, Inc.,
1st Mtg Bond                                                    6.200      07-01-33      BBB+          15,000       15,509,475
Kentucky Power Co.,
Sr Note, Ser D                                                  5.625      12-01-32      BBB            3,565        3,603,976

Integrated Oil & Gas 0.77%                                                                                           5,733,040
Amerada Hess Corp.,
Note                                                            7.125      03-15-33      BBB-           5,000        5,733,040

Multi-Utilities & Unregulated Power 1.61%                                                                           12,064,185
DTE Energy Co.,
Sr Note                                                         6.375      04-15-33      BBB-           7,500        8,073,210
TECO Energy, Inc.,
Note                                                            7.000      05-01-12      BB             3,810        3,990,975

Oil & Gas Refining, Marketing & Transportation 1.51%                                                                11,345,489
Valero Energy Corp.,
Note                                                            7.500      04-15-32      BBB            9,500       11,345,489

See notes to
financial statements.


6


FINANCIAL STATEMENTS

                                                                                         Credit     Par value
Issuer, description, maturity date                                                       rating (A)     (000)            Value
Capital preferred securities 11.79%                                                                                $88,307,827
(Cost $88,361,226)

Diversified Banks 4.69%                                                                                             35,158,600
Credit Agricole Preferred Funding Trust, 7.00%, 01-29-49                                 A             $9,000        9,296,100
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)                                    A+            25,000       25,862,500

Electric Utilities 0.98%                                                                                             7,315,713
DPL Capital Trust II, 8.125%, 09-01-31                                                   B+             6,225        7,315,713

Gas Utilities 0.76%                                                                                                  5,688,907
KN Capital Trust III, 7.63%, 04-15-28                                                    BB+            4,960        5,688,907

Integrated Telecommunication Services 2.14%                                                                         16,024,063
TCI Communications Financing Trust III, 9.65%, 03-31-27                                  BB+           14,210       16,024,063

Investment Banking & Brokerage 1.36%                                                                                10,218,000
HBOS Capital Funding L.P., 6.85%, 03-29-49                                               A             10,000       10,218,000

Multi-Utilities & Unregulated Power 1.36%                                                                           10,172,083
Dominion Resources Capital Trust I, 7.83%, 12-01-27                                      BBB-           9,097       10,172,083

Other Diversified Financial Services 0.50%                                                                           3,730,461
JPM Capital Trust I, 7.54%, 01-15-27                                                     A-             3,447        3,730,461


Issuer                                                                                                 Shares            Value
Common stocks 3.36%                                                                                                $25,208,685
(Cost $22,820,746)

Electric Utilities 1.66%                                                                                            12,414,225
Ameren Corp.                                                                                           48,961        2,672,291
CH Energy Group, Inc.                                                                                  20,600          931,120
Cinergy Corp.                                                                                         118,460        4,884,106
Scottish Power Plc, American Depositary Receipt
(United Kingdom)                                                                                      116,278        3,926,708

Gas Utilities 0.91%                                                                                                  6,783,260
KeySpan Corp.                                                                                         170,691        6,783,260

Multi-Utilities & Unregulated Power 0.79%                                                                            6,011,200
TECO Energy, Inc.                                                                                     340,000        6,011,200

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares            Value
Preferred stocks 119.29%                                                                                          $893,719,202
(Cost $886,047,742)

Agricultural Products 2.24%                                                                                         16,806,563
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                          BB+          195,000       16,806,563

Asset Management & Custody Banks 0.57%                                                                               4,276,061
BNY Capital V, 5.95%, Ser F                                                              A-           170,361        4,276,061

Automobile Manufacturers 3.84%                                                                                      28,757,652
Ford Motor Co., 7.50%                                                                    BB+          771,385       15,967,669
General Motors Corp., 7.25%, Ser 07-15-41                                                BB            55,641        1,068,864
General Motors Corp., 7.375%, Ser 05-15-48                                               Baa3         593,194       11,264,754
General Motors Corp., 7.375%, Ser 10-01-51                                               BB            22,100          456,365

Broadcasting & Cable TV 0.51%                                                                                        3,843,658
Shaw Communications, Inc., 8.50% (Canada)                                                B+           150,850        3,843,658

Consumer Finance 2.46%                                                                                              18,469,045
Ford Motor Credit Co., 7.60%                                                             A3            25,000          540,000
Household Finance Corp., 6.875%                                                          A            636,118       16,793,515
SLM Corp., 6.97%, Ser A                                                                  BBB+          19,800        1,135,530

Diversified Banks 11.02%                                                                                            82,584,477
BAC Capital Trust II, 7.00%                                                              A-            94,600        2,461,492
BAC Capital Trust III, 7.00%                                                             A-            22,000          577,060
BAC Capital Trust IV, 5.875%                                                             A            406,400       10,139,680
Fleet Capital Trust VII, 7.20%                                                           A             61,604        1,610,945
Fleet Capital Trust IX, 6.00%                                                            A            469,200       11,790,996
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)                                                                         A            960,000       23,376,000
Santander Finance Preferred S.A. Unipersonal,
6.41%, Ser 1 (Spain)                                                                     BBB+         100,000        2,510,000
USB Capital IV, 7.35%                                                                    A-            59,100        1,536,600
USB Capital V, 7.25%                                                                     A-            60,700        1,592,161
Wachovia Preferred Funding Corp., 7.25%, Ser A                                           A-           674,800       19,481,476
Wells Fargo Capital Trust IV, 7.00%                                                      A            187,800        4,815,192
Wells Fargo Capital Trust VII, 5.85%                                                     A            107,500        2,692,875

Electric Utilities 21.98%                                                                                          164,644,907
American Electric Power Co., Inc., 9.25%, Conv                                           BBB          240,800       10,542,224
Cleveland Electric Financing Trust I, 9.00%                                              BB            27,400          732,950
Consolidated Edison, Inc., $5.00, Ser A                                                  BBB+          30,000        2,803,500
Consolidated Edison, Inc., 7.25%                                                         A-            56,000        1,486,800

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares            Value
Electric Utilities (continued)
Entergy Mississippi, Inc., 7.25%                                                         A-            63,918       $1,662,507
FPC Capital I, 7.10%, Ser A                                                              BB+          684,200       17,159,736
FPL Group Capital Trust I, 5.875%                                                        BBB+         478,254       12,028,088
FPL Group, Inc., 8.00%, Conv                                                             A-           112,000        6,881,280
Georgia Power Capital Trust V, 7.125%                                                    BBB+         132,200        3,467,606
Georgia Power Co., 6.00%, Ser R                                                          A            737,085       18,714,588
Great Plains Energy, Inc., 8.00%, Conv                                                   BBB-         637,000       17,358,250
HECO Capital Trust III, 6.50%                                                            BBB-         130,000        3,378,700
Interstate Power & Light Co., 7.10%, Ser C                                               BBB-         354,900        9,659,952
Interstate Power & Light Co., 8.375%, Ser B                                              BBB-          54,500        1,825,750
Monongahela Power Co., $7.73, Ser L                                                      B             65,557        6,555,700
Northern States Power Co., 8.00%                                                         BBB-          74,550        2,005,395
NVP Capital I, 8.20%, Ser A                                                              CCC+          56,300        1,421,575
NVP Capital III, 7.75%                                                                   CCC+         379,505        9,472,445
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                         CCC+          73,507        1,859,727
TXU Corp., 7.24%, Ser B                                                                  BB+              150       15,243,750
TXU Corp., 8.125%, Conv                                                                  Ba1          170,000       11,009,200
Virginia Power Capital Trust, 7.375%                                                     BBB-         356,200        9,375,184

Gas Utilities 4.60%                                                                                                 34,464,916
Laclede Capital Trust I, 7.70%                                                           BBB+          63,300        1,685,679
SEMCO Capital Trust I, 10.25%                                                            B-            45,376        1,179,322
Southern Union Co., 7.55%                                                                BB+          350,000        9,432,500
Southwest Gas Capital II, 7.70%                                                          BB           810,250       21,568,855
Vectren Utility Holdings, Inc., 7.25%                                                    A-            23,200          598,560

Hotels, Resorts & Cruise Lines 0.42%                                                                                 3,135,784
Hilton Hotels Corp., 8.00%                                                               BBB-         118,600        3,135,784

Integrated Oil & Gas 1.59%                                                                                          11,908,193
Coastal Finance I, 8.375%                                                                CCC-         476,900       11,908,193

Integrated Telecommunication Services 3.01%                                                                         22,518,996
Telephone & Data Systems, Inc., 6.625%                                                   A-           319,500        7,939,575
Telephone & Data Systems, Inc., 7.60%, Ser A                                             A-           415,576       10,792,509
Verizon New England, Inc., 7.00%, Ser B                                                  A2           146,100        3,786,912

Investment Banking & Brokerage 13.28%                                                                               99,494,528
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares,
Ser G                                                                                    BBB          296,032       14,920,013
Lehman Brothers Holdings Capital Trust III, 6.375%,
Ser K                                                                                    BBB+         793,400       20,073,020

See notes to
financial statements.


9


FINANCIAL STATEMENTS

                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares            Value
Investment Banking & Brokerage (continued)
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D                                                                 BBB+         142,500       $7,053,750
Merrill Lynch Preferred Capital Trust III, 7.00%                                         A-           387,017       10,240,470
Merrill Lynch Preferred Capital Trust IV, 7.12%                                          A-           232,700        6,199,128
Merrill Lynch Preferred Capital Trust V, 7.28%                                           A-           373,700       10,033,845
Morgan Stanley Capital Trust III, 6.25%                                                  A-           764,025       19,016,582
Morgan Stanley Capital Trust IV, 6.25%                                                   A-           393,925        9,848,125
Morgan Stanley Capital Trust V, 5.75%                                                    A1            88,713        2,109,595

Life & Health Insurance 3.03%                                                                                       22,675,266
Lincoln National Capital VI, 6.75%, Ser F                                                BBB          304,000        7,943,520
Phoenix Cos., Inc. (The), 7.45%                                                          BBB          387,849        9,897,906
PLC Capital Trust IV, 7.25%                                                              BBB+         120,600        3,183,840
PLC Capital Trust V, 6.125%                                                              BBB+          66,000        1,650,000

Multi-Line Insurance 4.55%                                                                                          34,099,245
AEGON N.V., 6.375% (Netherlands)                                                         A-            60,000        1,509,378
ING Groep N.V., 7.05% (Netherlands)                                                      A-           603,970       15,763,617
ING Groep N.V., 7.20% (Netherlands)                                                      A-           641,000       16,826,250

Multi-Utilities & Unregulated Power 14.13%                                                                         105,828,470
Aquila, Inc., 7.875%                                                                     B2           218,707        5,393,315
Avista Corp., $6.95, Ser K                                                               BB-          147,176       15,085,540
BGE Capital Trust II, 6.20%                                                              BBB-         592,728       15,096,782
Consumers Energy Co. Financing IV, 9.00%                                                 Ba2          189,700        4,953,067
DTE Energy Co., 8.75%, Conv                                                              BBB-         569,000       14,139,650
DTE Energy Trust I, 7.80%                                                                BB+          106,500        2,782,845
Energy East Capital Trust I, 8.25%                                                       BBB-         179,900        4,693,591
Enterprise Capital Trust I, 7.44%, Ser A                                                 BB+           68,200        1,726,824
Enterprise Capital Trust III, 7.25%, Ser C                                               BB+          104,100        2,639,976
ONEOK, Inc., 8.50%, Conv                                                                 BBB+         197,600        7,417,904
PSEG Funding Trust II, 8.75%                                                             BB+          462,275       12,615,485
Public Service Electric & Gas Co., 5.05%, Ser D                                          BB+           30,000        2,640,000
Public Service Enterprise Group, Inc., 10.25%, Conv                                      BBB-         105,600        7,355,040
Puget Sound Energy Capital Trust II, 8.40%                                               BB           185,600        4,853,440
TECO Capital Trust I, 8.50%                                                              B            171,700        4,435,011

Oil & Gas Exploration & Production 5.60%                                                                            41,935,503
Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B                                                                            BBB-          24,600        2,450,007
Apache Corp., 5.68%, Depositary Shares, Ser B                                            BBB           27,500        2,841,094

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares            Value
Oil & Gas Exploration & Production (continued)
Devon Energy Corp., 6.49%, Ser A                                                         BB+           25,250       $2,670,187
Nexen, Inc., 7.35% (Canada)                                                              BB+        1,281,079       33,974,215

Other Diversified Financial Services 14.03%                                                                        105,120,027
ABN AMRO Capital Funding Trust V, 5.90%                                                  A            867,400       21,312,018
ABN AMRO Capital Funding Trust VI, 6.25%                                                 A            400,000       10,240,000
Citigroup Capital VII, 7.125%                                                            A             30,042          774,783
Citigroup Capital VIII, 6.95%                                                            A            220,200        5,729,604
Citigroup Capital IX, 6.00%                                                              A            384,700        9,621,347
Citigroup Capital X, 6.10%                                                               A            720,000       18,180,000
General Electric Capital Corp., 5.875%                                                   AAA          370,930        9,432,750
General Electric Capital Corp., 6.10%                                                    AAA           94,747        2,443,525
JPMorgan Chase Capital XI, 5.875%, Ser K                                                 A-         1,035,000       25,254,000
JPMorgan Chase Capital XIV, 6.20%, Ser N                                                 A-            25,000          624,500
JPMorgan Chase Capital XVI, 6.35%                                                        A-            60,000        1,507,500

Real Estate Investment Trusts 7.17%                                                                                 53,720,243
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                                       BBB          145,000        3,581,500
Duke Realty Corp., 6.60%, Depositary Shares, Ser L                                       BBB          103,000        2,556,460
Duke Realty Corp., 6.625%, Depositary, Shares, Ser J                                     BBB          638,100       16,112,025
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                        BBB+         384,750        9,965,025
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                                    BBB+         450,000       11,340,000
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                                    BBB+         184,530        4,864,211
Public Storage, Inc., 7.625%, Depositary Shares, Ser T                                   BBB+          25,500          666,315
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                                    BBB+         177,100        4,634,707

Regional Banks 2.69%                                                                                                20,149,819
National Commerce Capital Trust II, 7.70%                                                A-            86,800        2,293,256
PFGI Capital Corp., 7.75%                                                                A3           634,900       17,856,563

Reinsurance 0.40%                                                                                                    3,017,358
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                                      BBB+         127,800        3,017,358

Thrifts & Mortgage Finance 1.74%                                                                                    13,062,643
Abbey National Plc, 7.25% (United Kingdom)                                               A-           163,265        4,191,013
Abbey National Plc, 7.375% (United Kingdom)                                              A-           339,000        8,871,630

Wireless Telecommunication Services 0.43%                                                                            3,205,848
United States Cellular, 7.50%                                                            A-           119,800        3,205,848

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)            Value
Short-term investments 2.63%                                                                                       $19,700,000
(Cost $19,700,000)

Government U.S. Agency 2.63%                                                                                        19,700,000
Federal Home Loan Bank, Disc Note                               2.980%     06-01-05      AAA          $19,700       19,700,000

Total investments 147.26%                                                                                       $1,103,252,152

Other assets and liabilities, net (0.54%)                                                                          ($4,042,668)

Fund preferred shares, at value (46.72%)                                                                         ($350,000,000)

Total net assets 100.00%                                                                                          $749,209,484


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,806,563 or 2.24% of the Fund's net assets as of May 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $1,090,368,768)                     $1,103,252,152
Cash segregated for futures contracts                                 825,000
Receivable for investments sold                                     1,124,160
Dividends and interest receivable                                   4,628,074
Unrealized appreciation of swap contracts                             132,069
Other assets                                                           24,270

Total assets                                                    1,109,985,725

Liabilities
Due to custodian                                                       79,158
Payable for investments purchased                                   5,022,793
Payable for swap contracts                                             22,925
Payable for futures variation margin                                  481,250
Common shares dividends payable                                     4,973,641
Payable to affiliates
Management fees                                                        66,096
Other                                                                  23,984
Other payables and accrued expenses                                    70,279

Total liabilities                                                  10,740,126

Auction Preferred Shares (APS), and accrued
dividends, unlimited number of shares of
beneficial interest authorized with no par
value, 14,000 shares issued, liquidation
preference of $25,000 per share                                   350,036,115

Net assets
Common shares capital paid-in                                     741,790,150
Accumulated net realized gain on investments,
financial futures contracts and swap contracts                      1,085,703
Net unrealized appreciation of investments,
financial futures contracts and swap contracts                     10,864,781
Distributions in excess of net investment income                   (4,531,150)

Net assets applicable to common shares                           $749,209,484

Net asset value per common share
Based on 31,280,764 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                                           $23.95

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $43,268)           $63,870,694
Interest                                                           11,739,546

Total investment income                                            75,610,240

Expenses
Investment management fees                                          8,189,442
APS auction fees                                                      912,151
Accounting and legal services fees                                    255,812
Miscellaneous                                                         199,370
Custodian fees                                                        173,193
Printing fees                                                         107,839
Professional fees                                                      60,694
Transfer agent fees                                                    32,086
Registration and filing fees                                           29,073
Trustees' fees                                                         15,545
Interest                                                                1,022

Total expenses                                                      9,976,227
Less expense reductions                                            (2,183,851)

Net expenses                                                        7,792,376

Net investment income                                              67,817,864

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         6,599,813
Financial futures contracts                                        (5,747,971)
Swap contracts                                                       (651,031)

Change in net unrealized appreciation (depreciation) of
Investments                                                        50,634,076
Financial futures contracts                                        (1,773,628)
Swap contracts                                                       (259,100)

Net realized and unrealized gain                                   48,802,159

Distributions to APS                                               (7,621,435)

Increase in net assets from operations                           $108,998,588

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                       Period          Year
                                                        ended         ended
                                                      5-31-04 1     5-31-05
Increase (decrease) in net assets
From operations

Net investment income                             $54,215,153   $67,817,864
Net realized gain                                   3,847,142       200,811
Change in net unrealized
appreciation (depreciation)                       (37,736,567)   48,601,348
Distributions to APS                               (3,228,368)   (7,621,435)

Increase in net assets resulting
from operations                                    17,097,360   108,998,588

Distributions to common shareholders
From net investment income                        (55,617,481)  (63,519,709)

From Fund share transactions                      737,661,844     4,588,882

Net assets
Beginning of period                                        --   699,141,723

End of period 2                                  $699,141,723  $749,209,484

1 Inception period from 6-19-03 through 5-31-04.

2 Includes distributions in excess of net investment income of $650,103 and $4,531,150, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          5-31-04 1     5-31-05
Per share operating performance
Net asset value,
beginning of period                                    $23.88 2      $22.49
Net investment income 3                                  1.88          2.16
Net realized and unrealized
gain (loss) on investments                              (1.21)         1.58
Distributions to APS                                    (0.11)        (0.25)
Total from
investment operations                                    0.56          3.49
Less distributions to
common shareholders
From net investment income                              (1.80)        (2.03)
Capital charges
Offering costs related to common shares                 (0.02)           --
Offering costs and underwriting discounts
related to APS                                          (0.13)           --
Net asset value, end of period                         $22.49        $23.95
Per share market value, end of period                  $22.42        $22.22
Total return at market value 4 (%)                      (4.29) 5,6     8.22

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)                              $699          $749
Ratio of expenses
to average net assets 7 (%)                              0.99 8        1.05
Ratio of adjusted expenses
to average net assets 9 (%)                              1.27 8        1.34
Ratio of net investment income
to average net assets 10 (%)                             7.97 8        9.15
Portfolio turnover (%)                                     99            14

Senior securities
Total value of APS outstanding (in millions)             $350          $350
Involuntary liquidation preference
APS per unit (in thousands)                                25            25
Average market value per unit (in thousands)               25            25
Asset coverage per unit 11                            $75,065       $78,169

See notes to
financial statements.

Notes to Financial Highlights

 1 Inception period from 6-19-03 through 5-31-04.

 2 Reflects the deduction of a $1.125 per share sales load.

 3 Based on the average of the common shares outstanding.

 4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 5 Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.

 6 Not annualized.

 7 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.70% and 0.71%, respectively.

 8 Annualized.

 9 Ratios calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.90% and 0.91%, respectively.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.69% and 6.21%, respectively.

11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Preferred Income Fund III (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On May 31, 2005, the Fund had deposited $825,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on May 31, 2005:

                             NUMBER OF
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
-----------------------------------------------------------------------------
U.S. 10-Year Treasury Note   1,100       Short      Sept 05      ($2,150,672)


Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on May 31, 2005:

                        RATE TYPE
              ----------------------------
                              PAYMENTS
NOTIONAL      PAYMENTS MADE   RECEIVED        TERMINATION
AMOUNT        BY FUND         BY FUND         DATE          APPRECIATION
------------------------------------------------------------------------------
$35,000,000   4.00% (a)       3-month LIBOR   April 09      $132,069

(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders, if any, from net investment income and net realized gain on the ex-dividend date. During the period ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $58,845,849. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $71,141,144.

As of May 31, 2005, the components of distributable earnings on a tax basis included $517,848 of undistributed ordinary income and $1,042,617 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the "Adviser"), a wholly owned subsidiary of the John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively "managed assets").

The Adviser has contractually agreed to limit the Fund's management fee, on an annual basis, to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year, and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $2,183,851 for the year ended May 31, 2005. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $255,812. The Fund also paid the Adviser the amount of $300 for certain publishing services, included in the printing fees and the amount of $4,675 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The

Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange ("NYSE") and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE's listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund share transactions

Common shares

This listing illustrates the Fund common shares sold, offering cost and underwriting discount charged to capital paid-in, distributions reinvested, reclassification of the Fund's capital accounts and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.


                                Period ended 5-31-04 1          Year ended 5-31-05
                              Shares          Amount        Shares          Amount
Beginning of period               --              --    31,084,744    $737,391,393
Shares sold               30,630,990    $731,314,886 2          --              --
Offering cost related
to common shares                  --        (687,576)           --              --
Offering costs and
underwriting discount
related to Auction
Preferred Shares                  --      (3,712,531)           --              --
Distributions reinvested     453,754      10,747,065       196,020       4,588,882
Reclassification of
capital accounts                  --        (270,451)           --        (190,125)

Net increase              31,084,744    $737,391,393    31,280,764    $741,790,150

1 Inception period from 6-19-03 through 5-31-04.

2 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.

Auction preferred shares

The Fund issued a total of 14,000 Auction Preferred Shares (2,800 shares of Series M, 2,800 shares of Series T, 2,800 shares of series W, 2,800 shares of Series TH and 2,800 shares of Series F) (collectively, the "APS") on August 19, 2003, in a public offering. The underwriting discount of $3,500,000 has been charged to capital paid-in of common shares during the period ended May 31, 2004. Offering costs of $687,576 related to common shares and $212,531 incurred in connection with the preferred shares were charged to the Fund's capital paid-in during the period ended May 31, 2004.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for Series W, which reset its rate on February 16, 2005, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). During the year ended May 31, 2005, dividend rates on APS ranged as follows: Series M from 1.28% to 3.50%, Series T from 1.20%, to 3.50%, Series W from 1.15% to 3.00%, Series TH from 1.30% to 3.40% and Series F from 1.33% to 3.45%. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $161,456,757 and $149,100,351, respectively.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes was $1,092,798,304. Gross unrealized appreciation and depreciation of investments aggregated $31,384,907 and $20,931,059, respectively, resulting in net unrealized appreciation of $10,453,848. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on amortization of premiums on debt securities, tax deferral of losses on certain sales of securities and financial futures contracts.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $747,892, an increase in distributions in excess of net investment income of $557,767 and a decrease in capital paid-in of $190,125. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, REIT adjustments, amortization of premium and swap contracts. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ending May 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Preferred Income Fund III,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Preferred Income Fund III (the "Fund"), including the schedule of investments as of May 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period ended May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, and the results of its operations and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2005, 39.40% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Investment
objective
and policy

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment-grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

By-laws

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred section of the Fund's by-laws was changed to update the rating agency requirements, in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants' confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and distributions

During the year ended May 31, 2005, dividends from net investment income totaling $2.0340 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

                            INCOME
PAYMENT DATE              DIVIDEND
----------------------------------
June 10, 2004              $0.1800
July 15, 2004               0.1800
August 12, 2004             0.1800
September 9, 2004           0.1800
October 14, 2004            0.1800
November 10, 2004           0.1800
December 9, 2004            0.1590
January 13, 2005            0.1590
February 10, 2005           0.1590
March 10, 2005              0.1590
April 14, 2005              0.1590
May 12, 2005                0.1590

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On May 26, 2005, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 30,845,586 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                  WITHHELD
                                FOR              AUTHORITY
------------------------------------------------------------------------------
James F. Carlin                 30,315,900         517,182
William H. Cunningham           30,296,810         536,272
Richard P. Chapman, Jr.         30,293,961         539,121
James A. Shepherdson*           30,308,406         524,676

* Mr. James A. Shepherdson resigned effective July 15, 2005.

The preferred shareholders elected Patti McGill Peterson to serve as the Fund's Trustee until her successor is duly elected and qualified with the votes tabulated as follows: 12,489 FOR, 0 AGAINST, 11 WITHHELD.

The common and preferred shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditor for the fiscal year ending May 31, 2005, with votes tabulated as follows: 30,377,058 FOR, 322,720 AGAINST and 145,808 ABSTAINING.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2003                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 2003                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           2003                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


29



Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               2003                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  2003                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau; Member
of the Advisory Board, Carroll Graduate School of Management at
Boston College.

John A. Moore, 2 Born: 1939                                                                 2003                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2003                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            2003                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


30



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     2003
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Stock symbol

Listed New York
Stock Exchange:
HPS

For shareholder assistance
refer to page 28


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:
            Mellon Investor Services
            85 Challenger Road
            Overpeck Centre
            Ridgefield Park, NJ 07660

Phone       Customer service representatives        1-800-852-0218
            Portfolio commentary                    1-800-344-7054
            24-hour automated information           1-800-843-0090
            TDD line                                1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

P120A  5/05
       7/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $32,850 for the fiscal year ended May 31, 2004 and $34,500 for the fiscal year ended May 31, 2005. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,250 for the fiscal year ended May 31, 2004 and $2,400 for the fiscal year ended May 31, 2005. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

The all other fees billed to the registrant for products and services provided by the principal accountant were $4,000 for the fiscal year ended May 31, 2004 and $4,000 for the fiscal year ended May 31, 2005. There were no other fees during the fiscal year ended May 31, 2004 and May 31, 2005 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $41,188 for the fiscal year ended May 31, 2004, and $71,400 for the fiscal year ended May 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Charles L. Ladner - Chairman
Richard P. Chapman, Jr.
Dr. John A. Moore
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached
"John Hancock Funds - Administration Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(3) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(4) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /S/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005